Intangible Assets, net (Schedule Of Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2011
Intangible Assets, net [Abstract]
Q4 2012	$ 266
2013	301
2014	163
2015	25
Intangible assets, net	755			3,000
Amortization of intangible assets	$ 1,265	$ 5,414	$ 2,950